Government Grants (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Government Grants [Line Items]
Government Grants Recognized By Reduction Of Research and Development Expenses General and Administrative Expenses	$ 1,879	$ 2,011	$ 216